Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Australia: 2.9%
68,809		Ampol Ltd.	$1,272,753	0.3
18,876		ASX Ltd.	868,738	0.2
519,500		Aurizon Holdings Ltd.	1,148,957	0.2
172,884		Australia & New Zealand Banking Group Ltd.	2,530,823	0.5
180,580		Brambles Ltd.	1,321,028	0.3
702,447		Medibank Pvt Ltd.	1,570,088	0.3
8,306		Rio Tinto Ltd.	502,451	0.1
155,094		Santos Ltd.	716,466	0.1
34,914		Sonic Healthcare Ltd.	681,007	0.1
74,696		Suncorp Group Ltd.	482,011	0.1
309,993		Telstra Corp., Ltd.	765,446	0.2
276,680		Transurban Group - Stapled Security	2,185,065	0.5
			14,044,833	2.9

		Belgium: 0.1%
7,486		UCB S.A.	519,510	0.1

		Canada: 3.9%
65,087	(1)	Bank of Nova Scotia	3,095,679	0.6
57,480	(1)	BCE, Inc.	2,410,136	0.5
66,735		Canadian Imperial Bank of Commerce - XTSE	2,920,909	0.6
18,052		Canadian Utilities Ltd.	469,547	0.1
9,345		iA Financial Corp., Inc.	474,844	0.1
18,697		IGM Financial, Inc.	465,885	0.1
10,943	(1)	National Bank Of Canada	685,883	0.2
48,563		Pembina Pipeline Corp.	1,475,154	0.3
27,022		Royal Bank of Canada	2,432,929	0.5
11,848		Sun Life Financial, Inc.	471,141	0.1
16,763		Suncor Energy, Inc.	472,060	0.1
23,107	(1)	TC Energy Corp.	930,737	0.2
128,441		TELUS Corp.	2,550,503	0.5
			18,855,407	3.9

		China: 0.2%
268,000		BOC Hong Kong Holdings Ltd.	891,292	0.2

		Denmark: 0.5%
1,181		AP Moller - Maersk A/S - Class B	2,146,147	0.5

		Finland: 0.5%
38,244		Kone Oyj	1,473,479	0.3
111,873		Nokia OYJ - Finland	480,276	0.1
11,712		Orion Oyj	493,161	0.1
			2,446,916	0.5

		France: 2.2%
16,214		Air Liquide SA	1,853,239	0.4
47,785		AXA S.A.	1,043,282	0.2
24,354		BNP Paribas	1,028,691	0.2
31,585		Bouygues SA	826,214	0.2
15,508		Cie de Saint-Gobain	554,496	0.1
28,349		Edenred	1,306,055	0.3
5,499		Ipsen SA	508,931	0.1
20,449	(2)	La Francaise des Jeux SAEM	606,595	0.1
286,497		Orange SA	2,591,223	0.5
7,734		SEB SA	486,473	0.1
			10,805,199	2.2

		Germany: 1.2%
71,221		Deutsche Post AG	2,146,568	0.4
31,697		GEA Group AG	1,025,805	0.2
16,228	(2)	Scout24 SE	813,189	0.2
20,296		Symrise AG	1,979,104	0.4
			5,964,666	1.2

		Hong Kong: 1.9%
77,000		CK Asset Holdings Ltd.	462,261	0.1
211,000		CK Hutchison Holdings Ltd.	1,161,818	0.2
550,000		HKT Trust & HKT Ltd. - Stapled Security	644,167	0.1
23,500		Jardine Matheson Holdings Ltd.	1,189,100	0.2
320,800		Link REIT	2,239,347	0.5
304,000		MTR Corp.	1,394,403	0.3
246,000		Power Assets Holdings Ltd.	1,233,143	0.3
553,000		SITC International Holdings Co. Ltd.	1,014,166	0.2
			9,338,405	1.9

		Ireland: 0.9%
18,036		CRH PLC	579,889	0.1
25,451		DCC PLC	1,321,731	0.3
28,936		Medtronic PLC	2,336,582	0.5
			4,238,202	0.9

		Italy: 0.9%
250,366		ENI S.p.A.	2,661,055	0.6
156,682	(2)	Poste Italiane SpA	1,183,729	0.2
117,740		Snam SpA	475,896	0.1
			4,320,680	0.9

		Japan: 7.0%
44,300		Dai Nippon Printing Co., Ltd.	887,516	0.2
798,700	(1)	ENEOS Holdings, Inc.	2,575,930	0.5
3,700		Hirose Electric Co., Ltd.	485,233	0.1
99,200		Japan Post Holdings Co. Ltd.	657,221	0.1
187,300		Japan Tobacco, Inc.	3,077,856	0.6
41,000		McDonald's Holdings Co. Japan Ltd.	1,428,562	0.3
100,700		Mitsubishi UFJ Financial Group, Inc.	456,184	0.1
184,600	(1)	Mizuho Financial Group, Inc.	1,998,227	0.4
37,000		Nintendo Co., Ltd.	1,492,369	0.3
19,100		Nippon Telegraph & Telephone Corp.	515,171	0.1
20,300		Nomura Real Estate Holdings, Inc.	458,460	0.1
29,400		Ono Pharmaceutical Co., Ltd.	686,747	0.2
44,200		Secom Co., Ltd.	2,520,245	0.5
39,700		Sekisui Chemical Co., Ltd.	485,687	0.1

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
148,000		Sekisui House Ltd.	$2,451,219	0.5
32,900		Sompo Holdings, Inc.	1,316,373	0.3
175,400	(1)	Sumitomo Chemical Co., Ltd.	603,305	0.1
112,300		Sumitomo Mitsui Financial Group, Inc.	3,113,122	0.6
71,600	(1)	Sumitomo Mitsui Trust Holdings, Inc.	2,036,282	0.4
120,400		Takeda Pharmaceutical Co., Ltd.	3,126,524	0.7
153,600		Tokio Marine Holdings, Inc.	2,729,953	0.6
54,100		Tokyo Gas Co., Ltd.	913,266	0.2
			34,015,452	7.0

		Netherlands: 1.1%
57,065		NN Group NV	2,219,474	0.5
31,949		Wolters Kluwer NV	3,110,978	0.6
			5,330,452	1.1

		New Zealand: 0.1%
203,082		Spark New Zealand Ltd.	568,174	0.1

		Spain: 0.5%
30,180		ACS Actividades de Construccion y Servicios SA	678,122	0.1
166,096		Repsol SA	1,908,478	0.4
			2,586,600	0.5

		Switzerland: 2.4%
33,458		Holcim AG	1,371,127	0.3
24,233		Novartis AG	1,847,451	0.4
5,475		Roche Holding AG-GENUSSCHEIN	1,782,292	0.4
5,088		Swisscom AG	2,382,411	0.5
10,324		Zurich Insurance Group AG	4,115,671	0.8
			11,498,952	2.4

		United Kingdom: 4.9%
111,528		3i Group PLC	1,339,160	0.3
19,822		Admiral Group Plc	421,089	0.1
299,839		Amcor PLC	3,217,272	0.6
625,708		Aviva PLC	2,683,551	0.6
281,535		BAE Systems PLC	2,473,675	0.5
99,738		British American Tobacco PLC	3,576,343	0.7
192,121		GSK PLC	2,774,735	0.6
51,161		Hikma Pharmaceuticals PLC	771,146	0.2
137,890		Imperial Brands PLC	2,835,402	0.6
489,949		NatWest Group PLC	1,220,322	0.2
248,745		The Sage Group PLC	1,916,967	0.4
73,817		United Utilities Group PLC	728,877	0.1
			23,958,539	4.9

		United States: 67.4%
35,590		3M Co.	3,932,695	0.8
56,179		AbbVie, Inc.	7,539,784	1.5
21,426		AECOM	1,464,896	0.3
17,843		Air Products & Chemicals, Inc.	4,152,601	0.9
15,134		Allegion Public Ltd.	1,357,217	0.3
25,079		Allstate Corp.	3,123,088	0.6
39,953		Amdocs Ltd.	3,174,266	0.7
31,883		American Electric Power Co., Inc.	2,756,285	0.6
25,048		Amgen, Inc.	5,645,819	1.2
13,605		AO Smith Corp.	660,931	0.1
2,140		Aon PLC	573,242	0.1
9,464		Aptargroup, Inc.	899,364	0.2
17,195		Assurant, Inc.	2,497,918	0.5
315,498		AT&T, Inc.	4,839,739	1.0
25,298		Avnet, Inc.	913,764	0.2
29,592		Axis Capital Holdings Ltd.	1,454,447	0.3
9,885		Bank of Hawaii Corp.	752,446	0.2
49,167		Bank OZK	1,945,047	0.4
7,620		Becton Dickinson & Co.	1,697,965	0.3
7,756		Booz Allen Hamilton Holding Corp.	716,267	0.1
86,471		Bristol-Myers Squibb Co.	6,147,223	1.3
55,114		Cardinal Health, Inc.	3,675,002	0.8
4,835		Cheniere Energy, Inc.	802,175	0.2
37,832		Chevron Corp.	5,435,323	1.1
14,821		Church & Dwight Co., Inc.	1,058,812	0.2
4,522		Cigna Corp.	1,254,719	0.3
150,042		Cisco Systems, Inc.	6,001,680	1.2
25,859		Citizens Financial Group, Inc.	888,515	0.2
18,826		Coca-Cola Co.	1,054,633	0.2
52,793		Colgate-Palmolive Co.	3,708,708	0.8
33,432		Commerce Bancshares, Inc.	2,211,861	0.5
27,167		CVS Health Corp.	2,590,917	0.5
23,860		Digital Realty Trust, Inc.	2,366,435	0.5
42,956		Dolby Laboratories, Inc.	2,798,583	0.6
58,335		DT Midstream, Inc.	3,027,003	0.6
27,007		DTE Energy Co.	3,107,155	0.6
45,400		Duke Energy Corp.	4,223,108	0.9
26,268		Edison International	1,486,243	0.3
23,640		Electronic Arts, Inc.	2,735,384	0.6
4,065		Elevance Health, Inc.	1,846,486	0.4
45,734		Emerson Electric Co.	3,348,644	0.7
8,820		Everest Re Group Ltd.	2,314,721	0.5
49,188		Evergy, Inc.	2,921,767	0.6
15,042		Eversource Energy	1,172,674	0.2
6,777		FedEx Corp.	1,006,181	0.2
29,083		First American Financial Corp.	1,340,726	0.3
23,646		First Industrial Realty Trust, Inc.	1,059,577	0.2
122,804		Flowers Foods, Inc.	3,032,031	0.6
175,962		FNB Corp.	2,041,159	0.4
14,394		Fortive Corp.	839,170	0.2
48,611		Gaming and Leisure Properties, Inc.	2,150,551	0.4
49,942		General Mills, Inc.	3,826,057	0.8
41,407		Genpact Ltd.	1,812,384	0.4
82,718		Gentex Corp.	1,971,997	0.4
21,202		Genuine Parts Co.	3,165,883	0.6
71,298		Gilead Sciences, Inc.	4,398,374	0.9
11,202		Hancock Whitney Corp.	513,164	0.1
15,214		Hanover Insurance Group, Inc.	1,949,522	0.4

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
48,128		Hartford Financial Services Group, Inc.	$2,981,048	0.6
8,980		Hasbro, Inc.	605,432	0.1
68,406		Highwoods Properties, Inc.	1,844,226	0.4
21,286		International Bancshares Corp.	904,655	0.2
22,788		International Business Machines Corp.	2,707,442	0.6
54,326		Iron Mountain, Inc.	2,388,714	0.5
68,899		Johnson & Johnson	11,255,341	2.3
43,211		Johnson Controls International plc	2,126,845	0.4
109,173		Juniper Networks, Inc.	2,851,599	0.6
45,021		Kellogg Co.	3,136,163	0.6
62,509		Keurig Dr Pepper, Inc.	2,239,072	0.5
15,912		Kilroy Realty Corp.	670,054	0.1
4,576		Kimberly-Clark Corp.	514,983	0.1
200,363		Kinder Morgan, Inc.	3,334,040	0.7
7,892		Lamar Advertising Co.	651,011	0.1
15,310		Life Storage, Inc.	1,695,736	0.3
15,744		LKQ Corp.	742,330	0.2
1,243		Lockheed Martin Corp.	480,158	0.1
32,531		Loews Corp.	1,621,345	0.3
26,884		Manpowergroup, Inc.	1,739,126	0.4
40,242		Marathon Petroleum Corp.	3,997,238	0.8
24,782		Marsh & McLennan Cos., Inc.	3,699,705	0.8
32,268		MAXIMUS, Inc.	1,867,349	0.4
9,664		McKesson Corp.	3,284,504	0.7
45,359		MDU Resources Group, Inc.	1,240,569	0.3
85,929		Merck & Co., Inc.	7,400,206	1.5
53,530		Metlife, Inc.	3,253,553	0.7
36,083		MGIC Investment Corp.	462,584	0.1
3,103		Mid-America Apartment Communities, Inc.	481,182	0.1
28,460		Mondelez International, Inc.	1,560,462	0.3
16,894		Morgan Stanley	1,334,795	0.3
13,476		MSC Industrial Direct Co.	981,188	0.2
37,364		National Fuel Gas Co.	2,299,754	0.5
70,550		National Retail Properties, Inc.	2,812,123	0.6
24,945		National Storage Affiliates Trust	1,037,213	0.2
30,552		NetApp, Inc.	1,889,641	0.4
88,708		NiSource, Inc.	2,234,555	0.5
134,501		Old Republic International Corp.	2,815,106	0.6
6,482		ONE Gas, Inc.	456,268	0.1
21,782		Packaging Corp. of America	2,445,901	0.5
81,353		Patterson Cos., Inc.	1,954,099	0.4
40,169		PepsiCo, Inc.	6,557,991	1.3
129,679		Pfizer, Inc.	5,674,753	1.2
61,319		Philip Morris International, Inc.	5,090,090	1.0
44,912		Phillips 66	3,625,297	0.7
21,953		Popular, Inc.	1,581,933	0.3
117,135		PPL Corp.	2,969,372	0.6
44,287		Premier, Inc.	1,503,101	0.3
66,307		Procter & Gamble Co.	8,371,259	1.7
42,375		Prosperity Bancshares, Inc.	2,825,565	0.6
39,242	(1)	Reynolds Consumer Products, Inc.	1,020,684	0.2
10,642		Ryder System, Inc.	803,365	0.2
16,717		Sempra Energy	2,506,547	0.5
43,039		Service Corp. International	2,485,072	0.5
17,160		Silgan Holdings, Inc.	721,406	0.1
12,343		Snap-On, Inc.	2,485,263	0.5
40,140		Sonoco Products Co.	2,277,142	0.5
36,657		Spirit Realty Capital, Inc.	1,325,517	0.3
21,441		Targa Resources Corp.	1,293,750	0.3
16,441		Texas Instruments, Inc.	2,544,738	0.5
22,350		Travelers Cos, Inc.	3,424,020	0.7
14,107		UGI Corp.	456,079	0.1
13,560		UMB Financial Corp.	1,142,972	0.2
13,636		United Parcel Service, Inc. - Class B	2,202,759	0.5
3,143		UnitedHealth Group, Inc.	1,587,341	0.3
39,374		Unum Group	1,527,711	0.3
87,047		US Bancorp	3,509,735	0.7
12,203		Valero Energy Corp.	1,303,891	0.3
15,295		Verisk Analytics, Inc.	2,608,256	0.5
147,182		Verizon Communications, Inc.	5,588,501	1.1
32,326		Washington Federal, Inc.	969,133	0.2
19,483		WEC Energy Group, Inc.	1,742,365	0.4
17,252		Wells Fargo & Co.	693,875	0.1
25,926		Wendy's Company	484,557	0.1
26,987		WestRock Co.	833,628	0.2
118,112		Williams Cos., Inc.	3,381,547	0.7
41,716		WP Carey, Inc.	2,911,777	0.6
			327,410,635	67.4

	Total Common Stock
	(Cost $514,761,115)		478,940,061	98.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
		Repurchase Agreements: 3.2%
3,622,859	(3)	Bank of America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $3,623,767, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $3,695,316, due 07/01/50-09/01/52)	3,622,859	0.8

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,450,730	(3) Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $3,451,595, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,519,745, due 11/01/22-08/20/72)	$3,450,730	0.7
2,336,990	(3) Nomura Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $2,337,576, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-8.000%, Market Value plus accrued interest $2,383,734, due 12/01/22-09/01/52)	2,336,990	0.5
3,622,859	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $3,623,764, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $3,695,316, due 08/15/25-08/20/52)	3,622,859	0.7
2,530,759	(3) State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $2,531,391, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,581,437, due 10/15/24-02/15/51)	2,530,759	0.5

	Total Repurchase Agreements
	(Cost $15,564,197)	15,564,197	3.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
121,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
	(Cost $121,000)	121,000	0.0

	Total Short-Term Investments
	(Cost $15,685,197)	15,685,197	3.2

	Total Investments in Securities (Cost $530,446,312)	$494,625,258	101.8
	Liabilities in Excess of Other Assets	(8,536,146)	(1.8)
	Net Assets	$486,089,112	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2022.

Sector Diversification	Percentage of Net Assets
Financials	20.3%
Health Care	17.1
Industrials	11.6
Consumer Staples	10.4
Energy	7.9
Utilities	6.6
Information Technology	6.3
Communication Services	5.8
Real Estate	5.1
Materials	4.4
Consumer Discretionary	3.1
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(1.8)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$14,044,833	$–	$14,044,833
Belgium	–	519,510	–	519,510
Canada	18,855,407	–	–	18,855,407
China	–	891,292	–	891,292
Denmark	–	2,146,147	–	2,146,147
Finland	–	2,446,916	–	2,446,916
France	–	10,805,199	–	10,805,199
Germany	–	5,964,666	–	5,964,666
Hong Kong	1,189,100	8,149,305	–	9,338,405
Ireland	2,336,582	1,901,620	–	4,238,202
Italy	–	4,320,680	–	4,320,680
Japan	–	34,015,452	–	34,015,452
Netherlands	–	5,330,452	–	5,330,452
New Zealand	–	568,174	–	568,174
Spain	–	2,586,600	–	2,586,600
Switzerland	–	11,498,952	–	11,498,952
United Kingdom	3,217,272	20,741,267	–	23,958,539
United States	327,410,635	–	–	327,410,635
Total Common Stock	353,008,996	125,931,065	–	478,940,061
Short-Term Investments	121,000	15,564,197	–	15,685,197
Total Investments, at fair value	$353,129,996	$141,495,262	$–	$494,625,258
Other Financial Instruments+
Common Stock	–	–	–	–

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Currency Abbreviations
EUR	-	EU Euro

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $531,510,403.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$24,054,412
Gross Unrealized Depreciation	(61,043,836)
Net Unrealized Depreciation	$(36,989,424)